Stock Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	13,378	13,378
Options outstanding and exercisable	13,378
Exercise price range of options outstanding	$ 4.93	$ 4.93
Options outstanding weighted average expected term	1 month 13 days
Options granted under SOP II	0
Unrecognized compensation cost	$ 0
Options exercised, Shares	0	0	0
2006 Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, expiration period	10 years
Number of options outstanding	13,378
Common stock reserved for future grants of options	0
Options granted under SOP II	0	0
Employee Stock Purchase Plan II [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, expiration period	2 years
Number of options outstanding	0
Common stock reserved for future grants of options	0
Minimum [Member] | 2006 Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SOP vesting schedules	3 years
Maximum [Member] | 2006 Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SOP vesting schedules	5 years